Credit risk - Disclosure of management Value at Risk (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Average
Disclosure of credit risk exposure [line items]
Value at risk	£ 19	£ 24	£ 29
Average | Credit risk
Disclosure of credit risk exposure [line items]
Value at risk	16	20	22
Average | Interest rate risk
Disclosure of credit risk exposure [line items]
Value at risk	15	14	16
Average | Equity risk
Disclosure of credit risk exposure [line items]
Value at risk	8	5	6
Average | Basis risk
Disclosure of credit risk exposure [line items]
Value at risk	5	5	6
Average | Spread risk
Disclosure of credit risk exposure [line items]
Value at risk	5	4	5
Average | Foreign exchange risk
Disclosure of credit risk exposure [line items]
Value at risk	4	4	4
Average | Commodity risk
Disclosure of credit risk exposure [line items]
Value at risk	0	0	0
Average | Inflation risk
Disclosure of credit risk exposure [line items]
Value at risk	5	4	4
Average | Diversification effect
Disclosure of credit risk exposure [line items]
Value at risk	(39)	(32)	(34)
High
Disclosure of credit risk exposure [line items]
Value at risk	31	32	36
High | Credit risk
Disclosure of credit risk exposure [line items]
Value at risk	20	24	27
High | Interest rate risk
Disclosure of credit risk exposure [line items]
Value at risk	25	21	25
High | Equity risk
Disclosure of credit risk exposure [line items]
Value at risk	14	12	9
High | Basis risk
Disclosure of credit risk exposure [line items]
Value at risk	7	6	8
High | Spread risk
Disclosure of credit risk exposure [line items]
Value at risk	7	7	7
High | Foreign exchange risk
Disclosure of credit risk exposure [line items]
Value at risk	7	7	9
High | Commodity risk
Disclosure of credit risk exposure [line items]
Value at risk	1	1	1
High | Inflation risk
Disclosure of credit risk exposure [line items]
Value at risk	8	5	5
Low
Disclosure of credit risk exposure [line items]
Value at risk	10	15	20
Low | Credit risk
Disclosure of credit risk exposure [line items]
Value at risk	13	17	19
Low | Interest rate risk
Disclosure of credit risk exposure [line items]
Value at risk	5	6	9
Low | Equity risk
Disclosure of credit risk exposure [line items]
Value at risk	5	2	4
Low | Basis risk
Disclosure of credit risk exposure [line items]
Value at risk	4	4	4
Low | Spread risk
Disclosure of credit risk exposure [line items]
Value at risk	4	3	4
Low | Foreign exchange risk
Disclosure of credit risk exposure [line items]
Value at risk	2	3	2
Low | Commodity risk
Disclosure of credit risk exposure [line items]
Value at risk	0	0	0
Low | Inflation risk
Disclosure of credit risk exposure [line items]
Value at risk	£ 3	£ 2	£ 2